BLACKROCK FUNDSSM
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Energy & Resources Portfolio
(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 31, 2015 to the Funds’
Prospectus dated January 28, 2015

Effective immediately, the following changes are made to the Funds’ Prospectus:

The section entitled “Fund Overview — Key Facts About BlackRock All-Cap Energy & Resources Portfolio — Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Poppy Allonby, CFA	2013	Managing Director of BlackRock, Inc.
Alastair Bishop	2015	Director of BlackRock, Inc.

The section entitled “Fund Overview — Key Facts About BlackRock Energy & Resources Portfolio — Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Poppy Allonby, CFA	2013	Managing Director of BlackRock, Inc.
Joshua Freedman, CFA	2015	Vice President of BlackRock, Inc.

The section entitled “Details About the Funds — How Each Fund Invests — All-Cap Energy & Resources — About the Portfolio Management Team of All-Cap Energy & Resources” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF ALL-CAP ENERGY & RESOURCES
All-Cap Energy & Resources is managed by a team of financial professionals. Poppy Allonby, CFA, and Alastair Bishop are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section entitled “Details About the Funds — How Each Fund Invests — Energy & Resources —About the Portfolio Management Team of Energy & Resources” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF ENERGY & RESOURCES
Energy & Resources is managed by a team of financial professionals. Poppy Allonby, CFA, and Joshua Freedman, CFA, are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The table in the section entitled “Management of the Funds — Portfolio Manager Information” is deleted in its entirety and replaced with the following:

All-Cap Energy & Resources

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Poppy Allonby, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2013	Managing Director of BlackRock, Inc. since 2012; Director of BlackRock, Inc. from 2007 to 2011.

Alastair Bishop	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2015	Director of BlackRock, Inc. since 2010.

Energy & Resources

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Poppy Allonby, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2013	Managing Director of BlackRock, Inc. since 2012; Director of BlackRock, Inc. from 2007 to 2011.

Joshua Freedman, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2015	Vice President of BlackRock, Inc. since 2012; Associate of BlackRock, Inc. from 2009 to 2011.

Shareholders should retain this Supplement for future reference.

PRO-19065-1215SUP